Loss per share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings per share [abstract]
Schedule of loss per share
	Year ended December 31,
	2020	2019
	#	#
Warrants	6,749,109	467,451
Share Options	1,693,063	1,454,943
	8,442,172	1,922,394